Segment Information (Reportable Segments to Consolidated) (Details) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 12, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Number of reportable segments | segment				3
Revenues		$ 1,289	$ 1,923	$ 5,258		$ 9,779		$ 9,504
Depreciation of revenue earning vehicles and lease charges		243	677	2,032		2,565		2,690
Depreciation and amortization, non-vehicle assets		54	53	225		203		218
Interest expense, net		(148)	(175)	608		805		739
Adjusted pretax income		2	(243)	(995)		649		433
Revenue earning vehicles, net		6,360		6,062		13,789
Property and equipment, net		637		666		757
Total assets at end of year		16,610		16,908	[1]	24,627	[1]
Revenue earning vehicles, net		80		37		322
Assets held for sale		0		1,811		0
Stock issued amount	$ 750			29		748
Assets Held For Sale
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenue earning vehicles, net				7,494		13,789
Property and equipment, net				672		757
U.S. plan
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				4,271		7,596		7,211
Revenue earning vehicles, net				4,974		11,424
Property and equipment, net				570		658
Total assets at end of year				13,732		19,876
Outside United States
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				987		2,183		2,293
Revenue earning vehicles, net				1,088		2,365
Property and equipment, net				96		99
Total assets at end of year				3,176		4,751
The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues		1,289	1,923	5,258		9,779		9,504
Depreciation of revenue earning vehicles and lease charges		243	677	2,032		2,565		2,690
Depreciation and amortization, non-vehicle assets		54	53	225		203		218
Interest expense, net		(148)	(173)	606		798		732
Adjusted pretax income		2	(243)	(995)		649		433
Revenue earning vehicles, net		6,360		6,062		13,789
Property and equipment, net		637		666		757
Total assets at end of year		16,582		16,880	[2]	24,627	[2]	24,627
Revenue earning vehicles, net				1,432
Property and equipment, net				6
Assets held for sale		0		1,811		0
The Hertz Corporation | U.S. plan
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Total assets at end of year				(28)				0
Assets held for sale				1,800
The Hertz Corporation | Outside United States
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Assets held for sale				48
Operating Segments
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income		31	(220)	(946)		727		539
Operating Segments | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income		31	(220)	(946)		727		539
Operating Segments | Americas RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues		967	1,421	3,756		7,208		6,754
Depreciation of revenue earning vehicles and lease charges		210	474	1,354		1,708		1,733
Depreciation and amortization, non-vehicle assets				182		159		161
Interest expense, net				259		166		152
Adjusted pretax income		26	(206)	(810)		512		269
Total assets at end of year		11,847		11,337		16,987
Revenue earning vehicles and non-vehicle capital assets
Expenditures				(4,059)		(9,790)		(8,938)
Proceeds from disposals				7,965		6,643		5,850
Net expenditures - Hertz Global and Hertz				3,906		(3,147)		(3,088)
Operating Segments | Americas RAC | Assets Held For Sale
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenue earning vehicles, net				5,120		10,118
Property and equipment, net				490		557
Operating Segments | Americas RAC | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income		26	(206)	(810)		512		269
Operating Segments | International RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues		186	328	872		1,899		2,002
Depreciation of revenue earning vehicles and lease charges		33	78	243		388		393
Depreciation and amortization, non-vehicle assets				19		20		30
Interest expense, net				80		84		105
Adjusted pretax income		(8)	(38)	(229)		115		188
Total assets at end of year		2,602		2,661		4,035
Revenue earning vehicles and non-vehicle capital assets
Expenditures				(930)		(2,995)		(2,850)
Proceeds from disposals				1,855		2,517		2,475
Net expenditures - Hertz Global and Hertz				925		(478)		(375)
Operating Segments | International RAC | Assets Held For Sale
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenue earning vehicles, net				942		2,021
Property and equipment, net				78		83
Operating Segments | International RAC | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income		(8)	(38)	(229)		115		188
Operating Segments | All Other Operations
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues		136	174	630		672		748
Depreciation of revenue earning vehicles and lease charges		0	125	435		469		564
Depreciation and amortization, non-vehicle assets				10		10		10
Interest expense, net				40		31		27
Adjusted pretax income		13	24	93		100		82
Total assets at end of year		1		1,818		2,115
Revenue earning vehicles and non-vehicle capital assets
Expenditures				(615)		(1,043)		(807)
Proceeds from disposals				335		352		176
Net expenditures - Hertz Global and Hertz				(280)		(691)		(631)
Operating Segments | All Other Operations | Assets Held For Sale
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenue earning vehicles, net				1,432		1,650
Property and equipment, net				6		7
Operating Segments | All Other Operations | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income		13	24	93		100		82
Corporate
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Depreciation and amortization, non-vehicle assets				14		14		17
Interest expense, net				229		524		455
Adjusted pretax income		(29)	(23)	(49)		(78)		(106)
Total assets at end of year		2,160		1,092		1,490
Revenue earning vehicles and non-vehicle capital assets
Expenditures				(36)		(110)		(75)
Proceeds from disposals				3		1		2
Net expenditures - Hertz Global and Hertz				(33)		(109)		(73)
Corporate | Assets Held For Sale
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Property and equipment, net				98		110
Corporate | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Interest expense, net				(2)		(7)		(7)
Adjusted pretax income		(29)	$ (23)	(49)		(78)		$ (106)
Total assets at end of year		$ (28)		$ (28)		$ 0

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
[2]	The Hertz Corporation's consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. The Hertz Corporation's consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to The Hertz Corporation. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.